Summary of Tax Rate Reconciliation From Continuing Operation (Detail) - BRL BRL in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before taxes	[1]	BRL (5,324,970)	BRL 64,287	BRL 681,033
Income tax and social contribution at statutory rate (34%)		1,810,490	(21,858)	(231,552)
Valuation allowance	[2]	(4,755,151)	5,848	(68,654)
Effect of foreign rate differential	[3]	(106,388)	(23,795)	(13,046)
Tax effects on permanent additions	[4]	(268,989)	(688,719)	(76,433)
Tax effects on permanent exclusions		114,052	376,241	280,844
Tax effect of REFIS permanent additions	[5]		(443,401)
Tax incentives (basically, operating income)	[6]	7,332	36,281	31,573
Tax amnesty program	[7]	(165,676)
Other		(15,597)	1,135	658
Income tax and social contribution effect on profit or loss		BRL (3,379,927)	BRL (758,268)	BRL (76,610)

[1]	In 2013, substantially all pre tax income and income tax are related to Brazilian Companies. In 2015 and 2014 income before taxes and income tax for continuing operations is as follows:
[2]	Refers to valuation allowance due to change in judgment about the recoverability of deferred tax assets. The change in the beginning-of-the year balance of the valuation allowance due to change in judgment about the recoverability of deferred tax assets amounts to R$2,845,521.
[3]	Refers to the effects of the difference between the applicable tax rate in Brazil and the tax rates applicable to other Group companies located abroad.
[4]	In 2015 the main effects of permanent addition refers to: (1) the impairment of Unitel available-for-sale investment which is not tax deductible in the amount of R$152 million (Note 26), (2) the impairment of goodwill and trademarks for the Telecommunication services in Brazil and impairment of goodwill related to África, which is not tax deductible in the amount of R$91 million and (3) nondeductible fines in the amount of R$25 million. In 2014 the main effects refers to the impairment of PT SGPS shares held subsidiary TMAR which is not tax deductible in the amount of R$266 million.
[5]	In 2014, the main effects are linked to goodwill amortization (pre-merger period), settlement of principal, fine and interest utilizing tax loss carryforwards as permitted by Article 2 of Law 12996/2014 and Article 33 of Law 13043/2014.
[6]	These tax incentives correspond mainly to a 75% reduction in the current income tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brasil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.
[7]	Refers to uncertain tax position taken in prior periods which were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would be more-likely-than-not of being sustained, it has decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30th, 2015, excluding tax debts that are subject to tax installment payments.